EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Nonadjusting Event [Member]	Apr. 06, 2026 R$ / shares
IfrsStatementLineItems [Line Items]
Interest on capital gross per share	R$ 0.075
Interest on capital net per share	R$ 0.063